AFA Multi-Manager Credit Fund

Schedule of Investments

July 31, 2021 (Unaudited)

	Geographic		Redemption
Investment Funds	Region	Acquisition Date	Notice Period	Cost	Fair Value
Primary Investments
Credit (38.61%)
1 Sharpe Income ADV LP(a)(b)	North America	July, 2021	Semi-Annual	$5,700,000	$5,718,769
Brigade Credit Fund II LP(a)(b)	North America	July, 2021	Quarterly	3,200,000	3,197,315
Brigade Structured Credit Fund LP(a)(b)	North America	July, 2021	Quarterly	3,200,000	3,202,966
Total Primary Investments (Cost $12,100,000) (38.61%)				12,100,000	12,119,050
Total Investment Funds (Cost $12,100,000) (38.61%)				$12,100,000	$12,119,050

Total Investments (Cost $12,100,000) (38.61%)					$12,119,050
Assets less other liabilities (61.39%)					19,269,664
Net Assets - 100.00%					$31,388,714

(a)	Non-income producing.
(b)	Investment Funds are restricted as to resale.